Dividends - Summary of number of shares dividend distributed (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rio Tinto plc [member]
Disclosure of Dividends [Line Items]
Previous year final dividend number of shares	1,374.6	1,373.9	1,412.7
Interim dividend number of shares	1,366.1	1,374.4	1,395.2
Rio Tinto Limited [member]
Disclosure of Dividends [Line Items]
Previous year final dividend number of shares	424.0	423.5	435.0
Interim dividend number of shares	424.0	424.0	423.7